FRANKLIN TEMPLETON ETF TRUST

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 8, 2020

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

            RE:      Franklin Templeton ETF Trust (Registrant)

File Nos. 333-208873 and 811-23124

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called the Franklin Exponential Data ETF.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.

The Amendment relates only to the Franklin Exponential Data ETF, a series of the Registrant. The Amendment does not otherwise delete, amend, or supersede any other information relating to any of the prospectuses or statements of additional information of any other series of the Registrant.

Please direct any inquiries regarding this filing to J. Steven Feinour, Jr. at (215) 564-8000, or in his absence Miranda Sturgis (215) 564-8131, or the address shown above.

Sincerely yours,

FRANKLIN TEMPLETON ETF TRUST

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

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